RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2011 MLPF&S	Dec. 31, 2013 BRIM Series A	Dec. 31, 2013 BRIM Series F	Dec. 31, 2013 BRIM Series G	Dec. 31, 2013 BRIM Series I	Dec. 31, 2013 Affiliated BlackRock money market fund	Dec. 31, 2012 Affiliated BlackRock money market fund
Related party transactions
Period of U.S. Treasury Bill	91 days
Amount for brokerage commissions incurred			$ 23,324
Sponsor fees (as a percent)				1.25%	1.25%	1.25%	1.00%
Distribution fees (as a percent)				3.00%	3.00%	3.00%
Threshold for reimbursement of Capped Expenses as a portion of Expense Cap				0.1042	0.1042	0.1042	0.0833
Annual expense cap (as a Percent)				7.25%	7.25%	7.25%	4.25%
Amount invested in affiliated fund								62,321,409	117,403,824
Due from Non-Consolidated LLCs	$ 3,621,272	$ 6,049,277	$ 4,883,043